Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance		$ 15,492
Amortization expense		(1,963)	$ (1,090)	$ (1,259)
Ending balance		3,516	15,492
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		172,153	168,225
Additions		113	4,493
Disposals		(1,394)	(541)
Sold - discontinued operations (note 6)		(19,372)
Effect of foreign exchange differences		(20)	(24)
Ending balance		151,480	172,153	168,225
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		156,661	154,379
Amortization expense		1,963	1,090
Disposals		(1,383)	(356)
Sold - discontinued operations (note 6)		(11,003)
Impairments		1,730	1,567
Effect of foreign exchange differences		(4)	(19)
Ending balance		147,964	156,661	154,379
Licenses and Other Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance		11,472
Additions	$ 3,796
Ending balance		3,442	11,472
Licenses and Other Rights | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		162,064	158,268
Additions			3,796
Disposals		(1,300)
Sold - discontinued operations (note 6)		(15,006)
Effect of foreign exchange differences		1
Ending balance		145,759	162,064	158,268
Licenses and Other Rights | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		150,592	149,870
Amortization expense		316	242
Disposals		(1,298)
Sold - discontinued operations (note 6)		(8,698)
Impairments		1,389	480
Effect of foreign exchange differences		16
Ending balance		142,317	150,592	149,870
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning balance		2,418
Ending balance		74	2,418
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		6,783	6,309
Additions		114	668
Disposals		(61)	(179)
Sold - discontinued operations (note 6)		(1,403)
Effect of foreign exchange differences		(2)	(15)
Ending balance		5,431	6,783	6,309
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		4,365	3,039
Amortization expense		1,248	289
Disposals		(51)	(23)
Sold - discontinued operations (note 6)		(533)
Impairments		341	1,072
Effect of foreign exchange differences		(13)	(12)
Ending balance		5,357	4,365	3,039
Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,602
Impairments			(15)
Ending balance			1,602
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		3,306	3,648
Additions		1	29
Disposals		(33)	(362)
Sold - discontinued operations (note 6)		(2,963)
Effect of foreign exchange differences		(19)	(9)
Ending balance		290	3,306	3,648
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,704	1,470
Amortization expense		399	559
Disposals		(34)	(333)
Sold - discontinued operations (note 6)		(1,772)
Impairments			15
Effect of foreign exchange differences		(7)	(7)
Ending balance		$ 290	$ 1,704	$ 1,470